Trade and other payables	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Trade and other payables
18. Trade and other payables

	December 31, 2025	December 31, 2024
	$	$
Trade payables	1,901,220	2,999,512
VAT payable	12,684	61,464
Accrued expenses	1,848,577	1,754,583
Total	3,762,481	4,815,559
All amounts are short-term. The carrying value of trade payables and accrued expenses is considered to be a reasonable approximation of their fair value.